Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged
Assets pledged

	Year ended December 31,
(in thousands of $)	2025	2024
Book value of vessels secured against long-term loans (1)	929,971	977,326
(1) This excludes the FLNG Gimi which was derecognized on COD with the concurrent recognition of “Net investment in sales-type lease” (note 7.2), secured against its specific debt facility (note 19).